Leases (Details) $ in Thousands	Sep. 15, 2020 USD ($)
Leases [Line Items]
Agreement lease term	5 years
Lease liability and right-of-use asset (in Dollars)	$ 817
Agreement lease additional term	5 years
Percentage of current terms	5.00%
Rehovot [Member] | Lease Agreement One [Member]
Leases [Line Items]
Agreement lease term	5 years
Rehovot [Member] | Lease Agreements Two [Member]
Leases [Line Items]
Agreement lease term	3 months 15 days